Trade and Other Payables - Summary of Trade and Other Payables Explanatory (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other current payables [abstract]
Trade payables	₩ 4,494,504	₩ 4,341,482
Non-trade payables	2,224,036	2,140,906
Accrued expenses	1,983,697	1,859,765
Leasehold deposits received	3,211	2,548
Other deposits received	97,276	127,933
Lease liabilities	603,492	612,765
Dividends payable	5,063	4,574
Advance received from local governments	0	0
Others	36	0
Others	36	0
Trade and other current payables	9,411,315	9,089,973
Trade and other non-current payables [abstract]
Trade payables	0	0
Non-trade payables	1,432,421	1,716,345
Accrued expenses	22,259	23,148
Leasehold deposits received	3,237	1,042
Other deposits received	45,012	33,723
Lease liabilities	3,095,964	3,195,115
Dividends payable	0	0
Advance received from local governments	2,689	3,069
Others	7,659	9,515
Others	10,348	12,584
Trade and other non-current payables	₩ 4,609,241	₩ 4,981,957